CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated other comprehensive income (loss) [1]	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2024		¥ 5,833,660	¥ 3,120,236	¥ 984,578	¥ (9,403)		¥ 502,116
Performance-based stock compensation program		¥ (537)
Cancellation of common stock		0	0
Other		¥ 1
Net income attributable to MHFG shareholders	¥ 563,176		¥ 563,176
Dividends declared			(139,610)
Change during period	18,873			17,586
Purchases of treasury stock					(2,773)
Disposal of treasury stock					2,636
Transactions between the MHFG Group and the noncontrolling interest shareholders							11,892
Dividends paid to noncontrolling interests							(6,008)
Cancellation of treasury stock					0
Net income (loss) attributable to noncontrolling interests	(15,033)						(15,033)
Other							1,288
Balance at end of period at Sep. 30, 2024	10,863,804	5,833,124	3,543,801	1,002,164	(9,540)	¥ 10,369,549	494,256
Balance at beginning of period at Mar. 31, 2025	¥ 10,549,924	5,799,003	¥ 3,343,695	931,779	(9,462)		484,909
Performance-based stock compensation program		¥ (549)
Cancellation of common stock	23,909,200	(32,847)	(67,153)
Other		¥ 2
Net income attributable to MHFG shareholders	¥ 815,540		¥ 815,540
Dividends declared			(188,463)
Change during period	(36,446)			(35,559)
Purchases of treasury stock					(103,831)
Disposal of treasury stock					1,974
Transactions between the MHFG Group and the noncontrolling interest shareholders							(23,440)
Dividends paid to noncontrolling interests							(7,496)
Cancellation of treasury stock					100,000
Net income (loss) attributable to noncontrolling interests	98,603						98,603
Other							(887)
Balance at end of period at Sep. 30, 2025	¥ 11,105,818	¥ 5,765,609	¥ 3,903,619	¥ 896,220	¥ (11,320)	¥ 10,554,128	¥ 551,689

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”